Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000259761 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long QUBTDaily ETF
Class Name	Tradr2X Long QUBTDaily ETF
Trading Symbol	QUBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long QUBT Daily ETF (“Fund”) for the period of June 23, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qubx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/qubx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QUBT Daily ETF (QUBX)	$33	1.30%[2]
1	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.30%	[1],[2]
Net Assets	$ 35,555,810
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$35,555,810
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	97%
Swap	3%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259758 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long APPDaily ETF
Class Name	Tradr2X Long APPDaily ETF
Trading Symbol	APPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long APP Daily ETF (“Fund”) for the period of April 24, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/appx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/appx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long APP Daily ETF (APPX)	$197	1.30%[2]
1	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.30%	[3],[4]
Net Assets	$ 118,414,540
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$118,414,540
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Swap	93%
Cash*	7%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262183 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CRWVDaily ETF
Class Name	Tradr2X Long CRWVDaily ETF
Trading Symbol	CWVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long CRWV Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/cwvx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/cwvx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRWV Daily ETF (CWVX)	$27	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	1.30%	[5],[6]
Net Assets	$ 269,783,701
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$269,783,701
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Swap	52%
Cash*	48%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262179 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ASTSDaily ETF
Class Name	Tradr2X Long ASTSDaily ETF
Trading Symbol	ASTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long ASTS Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/astx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/astx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ASTS Daily ETF (ASTX)	$31	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	1.30%	[7],[8]
Net Assets	$ 69,382,476
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,382,476
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	88%
Swap	12%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251519 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SPYQuarterly ETF
Class Name	Tradr2X Long SPYQuarterly ETF
Trading Symbol	SPYQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SPY Quarterly ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Quarterly ETF (SPYQ)	$77	1.30%[1]
1	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.30%	[9]
Net Assets	$ 11,285,299
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,285,299
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Equity	48%
Cash*	32%
Swap	20%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259757 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ALABDaily ETF
Class Name	Tradr2X Long ALABDaily ETF
Trading Symbol	LABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long ALAB Daily ETF (“Fund”) for the period of August 11, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/labx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/labx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ALAB Daily ETF (LABX)	$19	1.30%[2]
1	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.30%	[10],[11]
Net Assets	$ 30,341,151
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,341,151
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	118%
Swap	(18)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259760 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long QBTSDaily ETF
Class Name	Tradr2X Long QBTSDaily ETF
Trading Symbol	QBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long QBTS Daily ETF (“Fund”) for the period of April 24, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qbtx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/qbtx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QBTS Daily ETF (QBTX)	$207	1.30%[2]
1	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.30%	[12],[13]
Net Assets	$ 65,145,131
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$65,145,131
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Swap	110%
Cash*	(10)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259763 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long TEMDaily ETF
Class Name	Tradr2X Long TEMDaily ETF
Trading Symbol	TEMT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long TEM Daily ETF (“Fund”) for the period of May 12, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/temt#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/temt#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long TEM Daily ETF (TEMT)	$57	1.30%[2]
1	The Fund commenced operations on May 12, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.30%	[14],[15]
Net Assets	$ 59,145,394
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$59,145,394
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	57%
Swap	43%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263639 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long GSDaily ETF
Class Name	Tradr2X Long GSDaily ETF
Trading Symbol	GSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long GS Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/gsx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/gsx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long GS Daily ETF (GSX)	$6	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	1.30%	[16],[17]
Net Assets	$ 892,064
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$892,064
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	98%
Swap	2%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262185 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long GEVDaily ETF
Class Name	Tradr2X Long GEVDaily ETF
Trading Symbol	GEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long GEV Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/gevx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/gevx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long GEV Daily ETF (GEVX)	$33	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.30%	[18],[19]
Net Assets	$ 14,174,520
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,174,520
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	104%
Swap	(4)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262181 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CEGDaily ETF
Class Name	Tradr2X Long CEGDaily ETF
Trading Symbol	CEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long CEG Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/cegx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/cegx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CEG Daily ETF (CEGX)	$30	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	1.30%	[20],[21]
Net Assets	$ 2,892,800
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,892,800
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	104%
Swap	(4)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262187 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long LRCXDaily ETF
Class Name	Tradr2X Long LRCXDaily ETF
Trading Symbol	LRCU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long LRCX Daily ETF (“Fund”) for the period of August 18, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/lrcu#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/lrcu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LRCX Daily ETF (LRCU)	$22	1.30%[2]
1	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	1.30%	[22],[23]
Net Assets	$ 1,343,759
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,343,759
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	63%
Swap	37%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263641 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long JOBYDaily ETF
Class Name	Tradr2X Long JOBYDaily ETF
Trading Symbol	JOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long JOBY Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/jobx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/jobx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long JOBY Daily ETF (JOBX)	$10	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	1.30%	[24],[25]
Net Assets	$ 18,104,690
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,104,690
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	89%
Swap	11%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263646 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long PONYDaily ETF
Class Name	Tradr2X Long PONYDaily ETF
Trading Symbol	PONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long PONY Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/ponx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/ponx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long PONY Daily ETF (PONX)	$14	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	1.30%	[26],[27]
Net Assets	$ 3,584,991
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,584,991
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	60%
Swap	40%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235548 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr1.5X Short NVDADaily ETF
Class Name	Tradr1.5X Short NVDADaily ETF
Trading Symbol	NVDS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 1.5X Short NVDA Daily ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Short NVDA Daily ETF (NVDS)	$40	1.15%[1]
1	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	1.15%	[28]
Net Assets	$ 51,718,717
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,718,717
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	126%
Swap	(26)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251512 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation 100Quarterly ETF
Class Name	Tradr2X Long Innovation 100Quarterly ETF
Trading Symbol	QQQP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Quarterly ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	$83	1.30%[1]
1	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.30%	[29]
Net Assets	$ 13,265,998
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$13,265,998
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Equity	48%
Cash*	29%
Swap	23%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259756 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long UPSTDaily ETF
Class Name	Tradr2X Long UPSTDaily ETF
Trading Symbol	UPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long UPST Daily ETF (“Fund”) for the period of June 9, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/upsx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/upsx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long UPST Daily ETF (UPSX)	$33	1.30%[2]
1	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.30%	[30],[31]
Net Assets	$ 47,140,130
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$47,140,130
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	122%
Swap	(22)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259759 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long MDBDaily ETF
Class Name	Tradr2X Long MDBDaily ETF
Trading Symbol	MDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long MDB Daily ETF (“Fund”) for the period of August 18, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/mdbx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/mdbx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long MDB Daily ETF (MDBX)	$21	1.30%[2]
1	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	1.30%	[32],[33]
Net Assets	$ 2,105,826
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,105,826
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	73%
Swap	27%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263653 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CLSKDaily ETF
Class Name	Tradr2X Long CLSKDaily ETF
Trading Symbol	CLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long CLSK Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/clsx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/clsx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CLSK Daily ETF (CLSX)	$8	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.30%	[34],[35]
Net Assets	$ 9,738,337
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,738,337
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	82%
Swap	18%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259762 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long RGTIDaily ETF
Class Name	Tradr2X Long RGTIDaily ETF
Trading Symbol	RGTU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long RGTI Daily ETF (“Fund”) for the period of June 23, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/rgtu#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/rgtu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long RGTI Daily ETF (RGTU)	$118	1.30%[2]
1	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.30%	[36],[37]
Net Assets	$ 8,471,359
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,471,359
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Swap	68%
Cash*	32%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262180 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SMRDaily ETF
Class Name	Tradr2X Long SMRDaily ETF
Trading Symbol	SMU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SMR Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/smu#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/smu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SMR Daily ETF (SMU)	$26	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	1.30%	[38],[39]
Net Assets	$ 103,925,027
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$103,925,027
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	83%
Swap	17%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262184 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long DDOGDaily ETF
Class Name	Tradr2X Long DDOGDaily ETF
Trading Symbol	DOGD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long DDOG Daily ETF (“Fund”) for the period of August 11, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/dogd#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/dogd#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long DDOG Daily ETF (DOGD)	$20	1.30%[2]
1	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	1.30%	[40],[41]
Net Assets	$ 1,777,310
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,777,310
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	89%
Swap	11%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263638 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long APLDDaily ETF
Class Name	Tradr2X Long APLDDaily ETF
Trading Symbol	APLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long APLD Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/aplx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/aplx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long APLD Daily ETF (APLX)	$14	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	1.30%	[42],[43]
Net Assets	$ 9,911,118
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,911,118
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	77%
Swap	23%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235149 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation ETF
Class Name	Tradr2X Long Innovation ETF
Trading Symbol	TARK
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long Innovation ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation ETF (TARK)	$112	1.15%[1]
1	Annualized.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.15%	[44]
Net Assets	$ 44,687,506
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,687,506
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Swap	66%
Cash*	34%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000236570 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr1X Short InnovationDaily ETF
Class Name	Tradr1X Short InnovationDaily ETF
Trading Symbol	SARK
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 1X Short Innovation Daily ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/sark-2x-short-innovation-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/sark-2x-short-innovation-daily-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1X Short Innovation Daily ETF (SARK)	$40	1.03%[1]
1	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	1.03%	[45]
Net Assets	$ 70,298,597
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$70,298,597
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	108%
Swap	(8)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263648 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long UDaily ETF
Class Name	Tradr2X Long UDaily ETF
Trading Symbol	UNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long U Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/unx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/unx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long U Daily ETF (UNX)	$5	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	1.30%	[46],[47]
Net Assets	$ 819,849
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$819,849
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	136%
Swap	(36)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263643 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long NBISDaily ETF
Class Name	Tradr2X Long NBISDaily ETF
Trading Symbol	NEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long NBIS Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nebx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/nebx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NBIS Daily ETF (NEBX)	$15	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	1.30%	[48],[49]
Net Assets	$ 100,968,474
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$100,968,474
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	85%
Swap	15%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263655 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CRDODaily ETF
Class Name	Tradr2X Long CRDODaily ETF
Trading Symbol	CRDU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long CRDO Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/crdu#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/crdu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRDO Daily ETF (CRDU)	$5	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	1.30%	[50],[51]
Net Assets	$ 4,742,014
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,742,014
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	121%
Swap	(21)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251511 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation 100Monthly ETF
Class Name	Tradr2X Long Innovation 100Monthly ETF
Trading Symbol	MQQQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Monthly ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	$84	1.30%[1]
1	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.30%	[52]
Net Assets	$ 164,893,674
Holdings Count | Holding	4
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$164,893,674
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Equity	52%
Cash*	42%
Swap	6%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235537 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short TSLADaily ETF
Class Name	Tradr2X Short TSLADaily ETF
Trading Symbol	TSLQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short TSLA Daily ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/tslq-2x-short-tsla-daily-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short TSLA Daily ETF (TSLQ)	$34	1.15%[1]
1	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	1.15%	[53]
Net Assets	$ 465,306,351
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$465,306,351
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	161%
Swap	(61)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263644 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long NVTSDaily ETF
Class Name	Tradr2X Long NVTSDaily ETF
Trading Symbol	NVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long NVTS Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nvtx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/nvtx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NVTS Daily ETF (NVTX)	$10	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	1.30%	[54],[55]
Net Assets	$ 4,579,262
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,579,262
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	91%
Swap	9%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259755 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ACHRDaily ETF
Class Name	Tradr2X Long ACHRDaily ETF
Trading Symbol	ARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long ACHR Daily ETF (“Fund”) for the period of June 9, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/arcx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/arcx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ACHR Daily ETF (ARCX)	$32	1.30%[2]
1	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.30%	[56],[57]
Net Assets	$ 22,389,202
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,389,202
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	92%
Swap	8%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263657 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ENPHDaily ETF
Class Name	Tradr2X Long ENPHDaily ETF
Trading Symbol	ENPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long ENPH Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/enpx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/enpx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ENPH Daily ETF (ENPX)	$5	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	1.30%	[58],[59]
Net Assets	$ 2,228,442
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,228,442
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	112%
Swap	(12)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263650 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long VOYGDaily ETF
Class Name	Tradr2X Long VOYGDaily ETF
Trading Symbol	VOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long VOYG Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/voyx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/voyx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long VOYG Daily ETF (VOYX)	$8	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.30%	[60],[61]
Net Assets	$ 1,216,448
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,216,448
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	104%
Swap	(4)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[3]	Annualized.
[4]	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[5]	Annualized.
[6]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[7]	Annualized.
[8]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[9]	Annualized.
[10]	Annualized.
[11]	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[12]	Annualized.
[13]	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[14]	Annualized.
[15]	The Fund commenced operations on May 12, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[16]	Annualized.
[17]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[18]	Annualized.
[19]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[20]	Annualized.
[21]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[22]	Annualized.
[23]	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[24]	Annualized.
[25]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[26]	Annualized.
[27]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[32]	Annualized.
[33]	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[34]	Annualized.
[35]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[36]	Annualized.
[37]	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[38]	Annualized.
[39]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[40]	Annualized.
[41]	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[42]	Annualized.
[43]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[48]	Annualized.
[49]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[50]	Annualized.
[51]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[56]	Annualized.
[57]	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[58]	Annualized.
[59]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
[60]	Annualized.
[61]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.